Nature and continuance of operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Nature And Continuance Of Operations [Abstract]
Nature and continuance of operations [Text Block]

1. Nature and continuance of operations

Giga Metals Corporation (the "Company" or "Giga Metals") was incorporated on January 17, 1983, under the laws of the province of British Columbia, Canada, and its principal activity is the acquisition and exploration of mineral properties in Canada. The Company's common shares are listed for trading on the TSX Venture Exchange ("TSXV") under the symbol "GIGA" and the OTCQB under the symbol "HNCKF".

The head office, principal address and records office of the Company are located at 700 West Pender Street, Suite 203, Vancouver, British Columbia, Canada, V6C 1G8. The Company's registered address is 885 West Georgia Street, Suite 800, Vancouver, British Columbia, Canada, V6C 3H1.

These consolidated financial statements have been prepared on the assumption that the Company and its subsidiary will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As at December 31, 2019, the Company's accrued deficit was $55,992,684, the Company had not advanced its mineral properties to commercial production and the Company has no other source of revenue from its operations. The Company's continuation as a going concern is dependent upon the successful results from its mineral property exploration activities and its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations.

Subsequent to year-end, there was a global pandemic outbreak of COVID-19.  The actual and threatened spread of the virus globally has had a material adverse effect on the global economy and; specifically, the regional economies in which the Company operates.  The pandemic could continue to have a negative impact on the stock market, including trading prices of the Company's shares and its ability to raise new capital. These factors, among others, could have a significant impact on the Company's operations.  These material uncertainties may cast significant doubt upon the Company's ability to continue as a going concern.